Stock Options (Details) - Schedule of Options Issued and Outstanding - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Options Issued and Outstanding [Abstract]
Number of Underlying Shares, Outstanding ending balance (in Shares)	2,587,104	2,587,104
Weighted-Average Exercise Price Per Share, Outstanding ending balance	$ 2.79	$ 2.79
Weighted-Average Contractual Life Remaining in Years, Outstanding ending balance	8 years 8 months 26 days	7 years 8 months 26 days
Aggregate Intrinsic Value, Outstanding ending balance (in Dollars)
Number of Underlying Shares, Exercisable (in Shares)		2,587,104
Weighted-Average Exercise Price Per Share, Exercisable		$ 2.79
Weighted-Average Contractual Life Remaining in Years, Exercisable		7 years 8 months 26 days
Aggregate Intrinsic Value, Exercisable (in Dollars)
Number of Underlying Shares, Vested and expected to vest (in Shares)		2,587,104
Weighted-Average Exercise Price Per Share, Vested and expected to vest		$ 2.79
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest		7 years 8 months 26 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars)
Number of Underlying Shares, Granted (in Shares)
Weighted-Average Exercise Price Per Share, Granted
Aggregate Intrinsic Value, Granted
Number of Underlying Shares, Forfeited (in Shares)
Weighted-Average Exercise Price Per Share, Forfeited
Aggregate Intrinsic Value, Forfeited